UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.)
28th Floor
New York, NY 10019

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

1-800-851-0511

Date of fiscal year end: August 31, 2018

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

Direxion Monthly High Yield Bull 1.2X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 79.9%
501,856	iShares iBoxx $ High Yield Corporate Bond ETF	$44,052,920
290,894	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	29,368,658
1,192,553	SPDR® Barclays High Yield Bond ETF	44,052,908
	TOTAL INVESTMENT COMPANIES (Cost $116,072,399)	$117,474,486

SHORT TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
8,780,000	Fidelity Investments Money Market Government Portfolio, 1.01% (a)(b)	$8,780,000
	TOTAL SHORT TERM INVESTMENTS (Cost $8,780,000)	$8,780,000

	TOTAL INVESTMENTS (Cost $124,852,399) - 85.9%	$126,254,486
	Other Assets in Excess of Liabilities - 14.1%	20,714,677
	TOTAL NET ASSETS - 100.0%	$146,969,163

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $8,780,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be (Received)/Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares iBoxx $ High Yield Corporate Bond ETF	(0.1840)% representing 1 month LIBOR rate + spread	Credit Suisse International	9/21/2018	167,285	$14,609,720	$75,589
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1.7160% representing 1 month LIBOR rate + spread	Credit Suisse International	9/21/2018	290,894	29,220,561	128,903
Total return of SPDR® Barclays High Yield Bond ETF	0.9360% representing 1 month LIBOR rate + spread	Credit Suisse International	9/21/2018	397,518	14,605,810	73,308
					$58,436,091	$277,800

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 18.1%
Money Market Funds - 18.1%
7,240,000	Fidelity Investments Money Market Government Portfolio, 1.01%(a)(b)	$7,240,000
	TOTAL SHORT TERM INVESTMENTS (Cost $7,240,000)	$7,240,000

	TOTAL INVESTMENTS (Cost $7,240,000) - 18.1%	$7,240,000
	Other Assets in Excess of Liabilities - 81.9%	32,650,998
	TOTAL NET ASSETS - 100.0%	$39,890,998

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $7,240,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	1.6942% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/26/2018	2,361	$14,908,558	$117,440
Total return of NASDAQ-100® Index	1.7275% - 1.7468% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/26/2018	2,089	13,340,593	(44,647)
Total return of NASDAQ-100® Index	1.7719% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	1/28/2019	3,341	21,267,349	-
					$49,516,500	$72,793

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%	84,686
TOTAL NET ASSETS - 100.0%	$84,686

Percentages are stated as a percent of net assets.

Short Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.1327% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	9/25/2018	7	$41,221	$(3,361)
1.1327% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	10/26/2018	6	35,313	(2,890)
1.1327% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	11/27/2018	2	12,113	(623)
1.1327% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/26/2018	2	12,509	(236)
					$101,156	$(7,110)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
5,360,000	Fidelity Investments Money Market Government Portfolio, 1.01% (a)(b)	$5,360,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,360,000)	$5,360,000

	TOTAL INVESTMENTS (Cost $5,360,000) - 5.7%	$5,360,000
	Other Assets in Excess of Liabilities - 94.3%	89,239,065
	TOTAL NET ASSETS - 100.0%	$94,599,065

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,360,000.

Long Futures Contracts (Unaudited)
November 30, 2017

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/(Payable), Net	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bond	3/20/2018	560	$92,242,500	$(332,500)	$(1,231,350)

Long Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	0.8660% representing 1 month LIBOR rate + spread	Credit Suisse International	1/9/2018	200,000	$25,360,536	$(337,756)
Total return of NYSE 25 Year Plus Treasury Bond Index	1.7160% representing 1 month LIBOR rate + spread	Credit Suisse International	11/5/2018	4,597	9,879,784	(45,484)
					$35,240,320	$(383,240)

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 35.4%
Money Market Funds - 35.4%
260,000	Fidelity Investments Money Market Government Portfolio, 1.01% (a)(b)	$260,000
	TOTAL SHORT TERM INVESTMENTS (Cost $260,000)	$260,000

	TOTAL INVESTMENTS (Cost $260,000) - 35.4%	$260,000
	Other Assets in Excess of Liabilities - 64.6%	475,489
	TOTAL NET ASSETS - 100.0%	$735,489

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $260,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.4160% representing 1 month LIBOR rate + spread	Total return of NYSE 25 Year Plus Treasury Bond Index	Credit Suisse International	11/5/2018	473	$1,015,836	$3,453

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 37.5%
Money Market Funds - 37.5%
70,650,000	Fidelity Investments Money Market Government Portfolio, 1.01%(a)(b)	$70,650,000
	TOTAL SHORT TERM INVESTMENTS (Cost $70,650,000)	$70,650,000

	TOTAL INVESTMENTS (Cost $70,650,000) - 37.5%	$70,650,000
	Other Assets in Excess of Liabilities - 62.5%	117,968,055
	TOTAL NET ASSETS - 100.0%	$188,618,055

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $70,650,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	1.7160% representing 1 month LIBOR rate + spread	Credit Suisse International	9/28/2018	31,217	$188,157,906	$10,449,375
Total return of NASDAQ-100® Index	1.6827% - 1.7498% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/26/2018	27,252	171,815,031	1,770,337
Total return of NASDAQ-100® Index	1.7607% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	1/28/2019	811	5,131,960	30,465
					$365,104,897	$12,250,177

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 18.9%
Money Market Funds - 18.9%
17,380,000	Fidelity Investments Money Market Government Portfolio, 1.01%(a)(b)	$17,380,000
	TOTAL SHORT TERM INVESTMENTS (Cost $17,380,000)	$17,380,000

	TOTAL INVESTMENTS (Cost $17,380,000) - 18.9%	$17,380,000
	Other Assets in Excess of Liabilities - 81.1%	74,806,740
	TOTAL NET ASSETS - 100.0%	$92,186,740

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $17,380,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	1.7060% representing 1 month LIBOR rate + spread	Credit Suisse International	12/4/2017	69,492	$180,395,704	$3,777,974

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 34.3%
Money Market Funds - 34.3%
2,450,000	Fidelity Investments Money Market Government Portfolio, 1.01%(a)(b)	$2,450,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,450,000)	$2,450,000

	TOTAL INVESTMENTS (Cost $2,450,000) - 34.3%	$2,450,000
	Other Assets in Excess of Liabilities - 65.7%	4,689,103
	TOTAL NET ASSETS - 100.0%	$7,139,103

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $2,450,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.4360% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/4/2017	5,436	$13,530,136	$(885,584)

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.5%
Money Market Funds - 20.5%
4,070,000	Fidelity Investments Money Market Government Portfolio, 1.01%(a)(b)	$4,070,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,070,000)	$4,070,000

	TOTAL INVESTMENTS (Cost $4,070,000) - 20.5%	$4,070,000
	Other Assets in Excess of Liabilities - 79.5%	15,828,597
	TOTAL NET ASSETS - 100.0%	$19,898,597

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $4,070,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	1.1660% representing 1 month LIBOR rate + spread	Credit Suisse International	12/4/2018	26,384	$40,106,284	$644,189

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 40.0%
Money Market Funds - 40.0%
1,850,000	Fidelity Institutional Money Market Funds - Government Portfolio, 1.01% (a)(b)	$1,850,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,850,000)	$1,850,000

	TOTAL INVESTMENTS (Cost $1,850,000) - 40.0%	$1,850,000
	Other Assets in Excess of Liabilities - 60.0%	2,773,324
	TOTAL NET ASSETS - 100.0%	$4,623,324

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,850,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.9660% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	4/23/2018	5,993	$8,776,861	$(483,492)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.9%
Money Market Funds - 29.9%
4,260,000	Fidelity Investments Money Market Government Portfolio, 1.01% (a)(b)	$4,260,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,260,000)	$4,260,000

	TOTAL INVESTMENTS (Cost $4,260,000) - 29.9%	$4,260,000
	Other Assets in Excess of Liabilities - 70.1%	9,965,520
	TOTAL NET ASSETS - 100.0%	$14,225,520

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $4,260,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	0.6160% representing 1 month LIBOR rate + spread	Credit Suisse International	12/4/2017	269,627	$28,788,888	$(243,302)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 34.1%
Money Market Funds - 34.1%
1,890,000	Fidelity Investments Money Market Government Portfolio, 1.01%(a)(b)	$1,890,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,890,000)	$1,890,000

	TOTAL INVESTMENTS (Cost $1,890,000) - 34.1%	$1,890,000
	Other Assets in Excess of Liabilities - 65.9%	3,656,147
	TOTAL NET ASSETS - 100.0%	$5,546,147

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,890,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.4060% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	1/19/2018	104,940	$11,149,561	$49,810

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 45.4%
Money Market Funds - 45.4%
4,500,000	Fidelity Investments Money Market Government Portfolio, 1.01%(a)(b)	$4,500,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,500,000)	$4,500,000

	TOTAL INVESTMENTS (Cost $4,500,000) - 45.4%	$4,500,000
	Other Assets in Excess of Liabilities - 54.6%	5,409,639
	TOTAL NET ASSETS - 100.0%	$9,909,639

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at November 30, 2017.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $4,500,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2017

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	1.0660% representing 1 month LIBOR rate + spread	Credit Suisse International	12/4/2018	434,410	$20,698,611	$(674,664)

Direxion Hilton Tactical Income Fund
Schedule of Investments (Unaudited)
November 30, 2017

Shares		Fair Value
COMMON STOCKS - 41.9%
Consumer Discretionary - 5.5%
42,645	D.R. Horton, Inc.	$2,174,895
10,210	McDonald's Corp.	1,755,814
35,230	Starbucks Corp.	2,036,998
		5,967,707
Financials - 14.2%
10,680	CME Group, Inc.	1,597,087
61,595	Four Corners Property Trust, Inc. - REIT	1,607,629
74,225	Gramercy Property Trust - REIT	2,116,897
28,815	JPMorgan Chase & Co.	3,011,744
61,860	MainSource Financial Group, Inc.	2,446,563
72,205	Redwood Trust, Inc. - REIT	1,084,519
85,020	The Bank of N.T. Butterfield & Son Ltd.	3,382,096
		15,246,535
Health Care - 2.0%
15,430	Johnson & Johnson	2,149,862

Industrials - 7.6%
38,935	A.O. Smith Corp.	2,469,258
8,225	Lennox International, Inc.	1,725,111
70,855	Rentokil Initial PLC - ADR (United Kingdom)	1,540,388
37,795	Republic Services, Inc.	2,454,407
		8,189,164
Information Technology - 5.4%
34,329	Broadridge Financial Solutions, Inc.	3,098,536
18,825	Harris Corp.	2,720,212
		5,818,748
Manufacturing - 0.9%
74,970	Meggitt PLC - ADR (United Kingdom)	989,604

Real Estate - 6.3%
20,520	Crown Castle International Corp.	2,318,760
106,885	Host Hotels & Resorts, Inc.	2,115,254
161,400	NorthStar Realty Europe Corp.	2,341,914
		6,775,928
	TOTAL COMMON STOCKS (Cost $36,701,547)	$45,137,548

PREFERRED STOCKS - 21.2%
Financials - 21.2%
	AG Mortgage Investment Trust, Inc.
50,000	8.00%, 02/05/2018	$1,257,500
	Apollo Commercial Real Estate Finance, Inc.
48,500	8.00%, 02/05/2018	1,241,600
	B. Riley Financial, Inc.
39,525	7.50%, 10/31/2021	1,031,602
	BGC Partners, Inc.
36,000	8.125%, 06/15/2042	929,160
	Bluerock Residential Growth, Inc. Class A - REIT
64,000	8.25%, 10/21/2020	1,678,720
	Brookfield DTLA Fund Office Trust Investor, Inc. - REIT (a)
85,225	7.625%, 02/08/2018	2,521,808
	Capitala Finance Corp.
40,370	6.00%, 05/31/2022	1,023,380
	Cherry Hill Mortgage Investment Corp.
20,650	8.20%, 08/17/2022	528,227
	Chimera Investment Corp.
39,710	8.00%, 03/30/2024	1,025,710
	Chimera Investment Corp.
39,785	8.00%, 10/30/2021	1,034,012
	Customers Bancorp, Inc.
50,000	7.00%, 06/15/2020	1,310,500

	Dynex Capital, Inc.
25,000	7.625%, 04/30/2018	622,500
	Hercules Capital, Inc.
56,594	6.25%, 07/30/2024	1,438,619
	Iberiabank Corp.
56,000	6.625%, 08/01/2025	1,570,240
	MVC Capital, Inc. (a)
40,000	6.25%, 11/30/2022	1,016,000
	Stellus Capital Investment Corp. (a)
5,000	5.75%, 09/15/2022	126,250
	TICC Capital Corp.
78,920	6.50%, 03/30/2024	2,040,082
	TriplePoint Venture Growth BDC Corp.
50,600	5.75%, 07/15/2022	1,309,022
	Two Harbors Investment Corp.
45,000	8.125%, 04/27/2027	1,192,500
	TOTAL PREFERRED STOCKS (Cost $21,607,166)	$22,897,432

CORPORATE BONDS - 12.1%
Consumer Discretionary - 1.8%
	Amazon.com, Inc.
900,000	3.80%, 12/05/2024	$947,789
	AutoZone, Inc.
1,000,000	1.63%, 04/21/2019	992,387
		1,940,176
Consumer Staples - 0.4%
	Molson Coors Brewing Co.
430,000	1.45%, 07/15/2019	425,289

Consumer Staples - 1.0%
	Coca-Cola European Partners PLC
1,000,000	3.25%, 08/19/2021	1,025,716

Financials - 0.6%
	Customers Bancorp, Inc.
25,000	6.38%, 07/31/2018	669,250

Health Care - 2.3%
	AbbVie, Inc.
1,400,000	2.90%, 11/06/2022	1,404,165
	Howard Hughes Medical Institute
1,000,000	3.50%, 09/01/2023	1,050,326
		2,454,491
Information Technology - 6.0%
	Alphabet, Inc.
800,000	3.38%, 02/25/2024	836,267
	Apple, Inc.
1,000,000	2.10%, 09/12/2022	982,299
	International Business Machines Corp.
650,000	1.90%, 01/27/2020	647,825
	Microsoft Corp.
1,400,000	2.38%, 02/12/2022	1,400,970
	Oracle Corp.
1,465,000	2.50%, 10/15/2022	1,463,731
	QUALCOMM, Inc.
1,150,000	3.00%, 05/20/2022	1,148,978
		6,480,070
	TOTAL CORPORATE BONDS (Cost $12,947,185)	$12,994,992

CLOSED-END FUNDS - 10.0%
227,055	Invesco Dynamic Credit Opportunities Fund	$2,613,403
256,420	Nuveen Credit Strategies Income Fund	2,102,644
81,465	Nuveen Mortgage Opportunity Term Fund	2,093,651
378,050	Oaktree Specialty Lending Corp.	1,822,201
96,960	PIMCO Dynamic Credit and Mortgage Income Fund	2,173,843
	TOTAL CLOSED-END FUNDS (Cost $10,900,095)	$10,805,742

MASTER LIMITED PARTNERSHIPS - 4.9%
Energy - 3.0%
66,565	Enterprise Products Partners L.P.	$1,639,496
23,755	Magellan Midstream Partners L.P.	1,591,585
		3,231,081
Financials - 1.9%
77,110	Ares Management L.P.	2,052,668
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,946,232)	$5,283,749

CONVERTIBLE BONDS - 3.0%
Financials - 3.0%
	Colony Capital, Inc.
1,045,000	3.88%, 01/15/2021	$1,050,225
	HCI Group, Inc.
2,250,000	3.88%, 03/15/2019	2,217,656
	TOTAL CONVERTIBLE BONDS (Cost $3,237,951)	$3,267,881

FOREIGN GOVERNMENT BONDS - 1.1%
	Argentine Republic Government International Bond
1,050,000	6.88%, 04/22/2021	$1,141,744
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,103,935)	$1,141,744

	Total Investments - 94.2% (Cost $91,444,111)	$101,529,088
	Other Assets in Excess of Liabilities - 5.8%	6,202,422
	Total Net Assets - 100.0%	$107,731,510

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Non-income producing security.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop  the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' securities as of November 30, 2017.

Direxion Monthly High Yield Bull 1.2X Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$117,474,486	$-	$-	$117,474,486
Short Term Investments	8,780,000	-	-	8,780,000
Other Financial Instruments*	-	277,800	-	277,800

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$7,240,000	$-	$-	$7,240,000
Other Financial Instruments*	-	72,793	-	72,793

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(7,110)	$-	$(7,110)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$5,360,000	$-	$-	$5,360,000
Other Financial Instruments*	(1,231,350)	(383,240)	-	(1,614,590)

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$260,000	$-	$-	$260,000
Other Financial Instruments*	-	3,453	-	3,453

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$70,650,000	$-	$-	$70,650,000
Other Financial Instruments*	-	12,250,177	-	12,250,177

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$17,380,000	$-	$-	$17,380,000
Other Financial Instruments*	-	3,777,974	-	3,777,974

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,450,000	$-	$-	$2,450,000
Other Financial Instruments*	-	(885,584)	-	(885,584)

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$4,070,000	$-	$-	$4,070,000
Other Financial Instruments*	-	644,189	-	644,189

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,850,000	$-	$-	$1,850,000
Other Financial Instruments*	-	(483,492)	-	(483,492)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$4,260,000	$-	$-	$4,260,000
Other Financial Instruments*	-	(243,302)	-	(243,302)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,890,000	$-	$-	$1,890,000
Other Financial Instruments*	-	49,810	-	49,810

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$4,500,000	$-	$-	$4,500,000
Other Financial Instruments*	-	(674,664)	-	(674,664)

Direxion Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$45,137,548	$-	$-	$45,137,548
Preferred Stocks	22,897,432	-	-	22,897,432
Corporate Bonds	-	12,994,992	-	12,994,992
Closed-End Funds	10,805,742	-	-	10,805,742
Master Limited Partnerships	5,283,749	-	-	5,283,749
Convertible Bonds	-	3,267,881	-	3,267,881
Foreign Government Bonds	-	1,141,744	-	1,141,744

For further information regarding each asset class, see each Fund's Schedule of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The unaudited cost basis of investments for federal income tax purposes at November 30, 2017 was as follows*:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	High Yield	NASDAQ-100®	NASDAQ-100®	25+ Year Treasury
	Bull 1.2X Fund	Bull 1.25X Fund	Bear 1.25X Fund	Bull 1.35X Fund
Cost of investments	$124,852,399	$7,240,000	$-	$5,360,000
Gross unrealized appreciation	$1,402,087	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$1,402,087	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	25+ Year Treasury	NASDAQ-100®	S&P 500®	S&P 500®
	Bear 1.35X Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund
Cost of investments	$260,000	$70,650,000	$17,380,000	$2,450,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	7-10 Year Treasury	7-10 Year Treasury
	Bull X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund
Cost of investments	$4,070,000	$1,850,000	$4,260,000	$1,890,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Direxion Hilton
	Emerging Markets	Tactical Income
	Bull 2X Fund	Fund
Cost of investments	$4,500,000	$91,444,111
Gross unrealized appreciation	$-	$10,737,865
Gross unrealized depreciation	$-	$(652,888)
Net unrealized appreciation/(depreciation)	$-	$10,084,977

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)   /s/ Eric W. Falkeis
 Eric W. Falkeis, Principal Executive Officer

Date  January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Eric W. Falkeis
 Eric W. Falkeis, Principal Executive Officer

Date  January 29, 2018

By (Signature and Title) /s/ Patrick J. Rudnick
   Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date  January 22, 2018